Other Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Assets [Abstract]
Schedule of other assets
As at June 30, 2021 and December 31, 2020, other assets included the following:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Prepaid Expenses (1)	67	67
Right of use asset (2)	39	57
Taxes receivable	34	32
Reimbursable amounts due from customers (3)	18	11
Deferred contract costs	15	14
Marketable Securities (4)	13	8
Favorable drilling and management services contracts	10	10
Insurance receivable	6	4
Other assets (5)	30	37
Total other assets	232	240
(1)Includes retainers paid, but not yet utilized, for legal and advisory fees relating to the Chapter 11 process.
(2)Refer to Note 22 - "Leases" for further information.
(3)Includes related party balances, net of expected credit loss allowance from Northern Ocean. For further information refer to Note 28 – "Related party transactions".
(4)Refer to Note 14 - "Marketable securities" for further information.
(5)Includes $15 million D&O insurance relating to tail back claims in the Chapter 11 process.
Other assets were presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Other current assets	200	194
Other non-current assets	32	46
Total other assets	232	240